Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pre-tax amount
Foreign currency translation losses	$ (983.1)	$ (906.4)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(169.0)	(221.6)
Items that may be subsequently reclassified to net earnings	(1,152.1)	(1,128.0)
Net gains (losses) on defined benefit plans	(1.9)	43.8
Share of net gains (losses) on defined benefit plans of associates	(9.1)	10.7
Other	153.1	43.5
Items that will not be subsequently reclassified to net earnings	142.1	98.0
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,010.0)	(1,030.0)
Income tax (expense) recovery
Foreign currency translation losses	42.2	32.8
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	11.7	17.6
Items that may be subsequently reclassified to net earnings	53.9	50.4
Net losses on defined benefit plans	9.9	(4.3)
Share of net losses on defined benefit plans of associates	(0.1)	(4.7)
Other	(15.9)	5.7
Items that will not be subsequently reclassified to net earnings	(6.1)	(3.3)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	47.8	47.1
After-tax amount
Foreign currency translation losses	(940.9)	(873.6)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(157.3)	(204.0)
Items that may be subsequently reclassified to net earnings	(1,098.2)	(1,077.6)
Net losses on defined benefit plans	8.0	39.5
Share of net losses on defined benefit plans of associates	(9.2)	6.0
Other	137.2	49.2
Items that will not be subsequently reclassified to net earnings	136.0	94.7
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (962.2)	$ (982.9)